Consolidated Statements of Financial Position $ in Millions, $ in Millions	Dec. 31, 2019 TWD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 TWD ($)
CURRENT ASSETS
Cash and cash equivalents	$ 455,399.3	$ 15,225.7	$ 577,814.6
Financial assets at fair value through profit or loss	326.8	10.9	3,504.6
Financial assets at fair value through other comprehensive income	127,396.6	4,259.3	99,561.7
Financial assets at amortized cost	299.9	10.0	14,277.6
Hedging financial assets	25.9	0.9	23.5
Notes and accounts receivable, net	138,908.6	4,644.2	128,613.4
Receivables from related parties	862.1	28.8	584.4
Other receivables from related parties	51.6	1.7	65.0
Inventories	82,981.2	2,774.4	103,231.0
Other financial assets	11,041.1	369.2	18,597.5
Other current assets	5,320.8	177.9	5,406.4
Total current assets	822,613.9	27,503.0	951,679.7
NONCURRENT ASSETS
Financial assets at fair value through other comprehensive income	4,124.3	137.9	3,910.7
Financial assets at amortized cost	7,348.9	245.7	7,528.3
Investments accounted for using equity method	18,618.8	622.5	17,769.0
Property, plant and equipment	1,352,377.4	45,214.9	1,072,050.3
Right-of-use assets	17,232.4	576.1
Intangible assets	20,653.0	690.5	17,002.1
Deferred income tax assets	17,928.4	599.4	16,806.4
Refundable deposits	2,085.0	69.7	1,700.1
Other noncurrent assets	1,742.9	58.3	1,584.6
Total noncurrent assets	1,442,111.1	48,215.0	1,138,351.5
TOTAL	2,264,725.0	75,718.0	2,090,031.2
CURRENT LIABILITIES
Short-term loans	118,522.3	3,962.6	88,754.7
Financial liabilities at fair value through profit or loss	982.3	32.8	40.8
Hedging financial liabilities	1.8	0.1	155.8
Accounts payable	38,771.1	1,296.3	32,980.9
Payables to related parties	1,434.9	48.0	1,376.5
Salary and bonus payable	16,272.3	544.0	14,471.4
Accrued profit sharing bonus to employees and compensation to directors and supervisors	23,648.9	790.7	23,981.1
Payables to contractors and equipment suppliers	140,810.7	4,707.8	43,133.7
Cash dividends payable	129,652.0	4,334.7
Income tax payable	40,094.3	1,340.5	55,281.6
Long-term liabilities - current portion	31,800.0	1,063.2	34,900.0
Accrued expenses and other current liabilities	56,373.2	1,884.8	61,760.6
Total current liabilities	598,363.8	20,005.5	356,837.1
NONCURRENT LIABILITIES
Bonds payable	25,100.0	839.2	56,900.0
Deferred income tax liabilities	344.4	11.5	233.3
Lease liabilities	15,041.8	502.9
Net defined benefit liability	9,182.5	307.0	9,651.4
Guarantee deposits	176.9	5.9	3,353.3
Others	2,128.3	71.2	1,951.0
Total noncurrent liabilities	51,973.9	1,737.7	72,089.0
Total liabilities	650,337.7	21,743.2	428,926.1
EQUITY ATTRIBUTABLE TO SHAREHOLDERS OF THE PARENT
Capital stock	259,303.8	8,669.5	259,303.8
Capital surplus	56,339.7	1,883.6	56,316.0
Retained earnings
Appropriated as legal capital reserve	311,147.0	10,402.8	276,033.9
Appropriated as special capital reserve	10,675.1	356.9	26,907.5
Unappropriated earnings	1,003,808.3	33,560.9	1,057,317.5
Total retained earnings	1,325,630.4	44,320.6	1,360,258.9
Others	(27,568.3)	(921.7)	(15,449.9)
Equity attributable to shareholders of the parent	1,613,705.6	53,952.0	1,660,428.8
NON - CONTROLLING INTERESTS	681.7	22.8	676.3
Total equity	1,614,387.3	53,974.8	1,661,105.1
TOTAL	$ 2,264,725.0	$ 75,718.0	$ 2,090,031.2